Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
REVENUE	$ 127,288	$ 16,766	$ 201,665	$ 16,766	$ 91,376
COST OF REVENUE	(70,568)	(5,485)	(159,772)	(5,485)	(52,611)
GROSS PROFIT	56,720	11,281	41,893	11,281	38,765
OTHER INCOME	6,361	398	7,831	398	4,109
SELLING AND DISTRIBUTION EXPENSES	(8)	(5)	(10)	(6)	(481)
ADMINISTRATIVE EXPENSES	(137,845)	(23,200)	(247,031)	(53,192)	(276,481)
OTHER OPERATING EXPENSES	(2,553)		(2,755)		(774)
LOSS FROM OPERATIONS					(234,862)
INTEREST EXPENSE
LOSS BEFORE INCOME TAX	(77,325)	(11,526)	(200,072)	(41,519)	(234,862)
INCOME TAX EXPENSE
NET LOSS	(77,325)	(11,526)	(200,072)	(41,519)	(234,862)
Non-Controlling Interest	1,038		1,038
Other comprehensive income/(loss) : - Foreign currency translation adjustment	(9,388)	494	(9,388)	494	6,566
Total comprehensive income/(loss)	$ (85,675)	$ (11,032)	$ (208,422)	$ (41,025)	$ (228,296)
Net income/(loss) per share- Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	109,392,392	33,166,304	109,392,392	33,166,304	61,768,165	19,672